ADVANCES AND NON-CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Advances And Non-convertible Notes Payable
SCHEDULE OF CURRENT AND LONG TERM PRINCIPAL DUE UNDER NONCONVERTIBLE NOTE

The following table details the current and long-term principal due under non-convertible notes as of June 30, 2026.

	Principal	Principal
	(Current)	(Long Term)
Non-Convertible Note (Issued March 8, 2019)	$-	$5,000
Deed of Trust Note (Issued September 1, 2022)	53,712	481,607
Deed of Trust Note (Issued September 1, 2022)	53,712	481,607
Equipment Finance Note (Issued April 21, 2022)	21,745	-
Equipment Finance Note (Issued February 24, 2023)	66,714	-
Equipment Finance Note (Issued February 23, 2023)	287,460	179,265
Equipment Finance Note (Issued February 3, 2025)	228,840	876,220
Equipment Finance Note (Issued February 3, 2025)	171,660	628,177
Equipment Finance Note (Issued February 3, 2025)	260,400	951,927
Equipment Finance Note (Issued February 3, 2025)	208,320	762,333
Equipment Finance Note (Issued May 28, 2025)	276,480	1,152,000
Equipment Finance Note (Issued May 28, 2025)	88,596	1,065,741
Equipment Finance Note (Issued February 3, 2026)	45,720	84,833
SAFTs	-	85,000
DWM Property Note	5,391,859	-
Debt Discount	(185,464)	(1,297,085)
Total Principal of Non-Convertible Notes	$6,969,754	$5,456,625

The following table details the current and long-term principal due under non-convertible notes as of December 31, 2025.

	Principal	Principal
	(Current)	(Long Term)
Non-Convertible Note (Issued March 8, 2019)	$-	$5,000
Deed of Trust Note (Issued September 1, 2022)	53,712	490,276
Deed of Trust Note (Issued September 1, 2022)	53,712	490,276
Equipment Finance Note (Issued April 21, 2022)	115,321	-
Equipment Finance Note (Issued January 10, 2023)	184,169	-
Equipment Finance Note (Issued February 24, 2023)	120,482	-
Equipment Finance Note (Issued February 23, 2023)	199,140	383,999
Equipment Finance Note (Issued February 3, 2025)	228,840	971,570
Equipment Finance Note (Issued February 3, 2025)	171,660	699,702
Equipment Finance Note (Issued February 3, 2025)	260,400	1,060,427
Equipment Finance Note (Issued February 3, 2025)	208,320	849,133
Equipment Finance Note (Issued May 28, 2025)	276,480	970,057
Equipment Finance Note (Issued May 28, 2025)	88,599	1,478,121
SAFTs	-	85,000
DWM Property Note	5,391,859	-
Debt Discount	(162,391)	(1,642,823)
Total Principal of Non-Convertible Notes	$7,190,303	$5,840,738

SCHEDULE OF PRINCIPAL PAYMENTS DUE ON NON-CONVERTIBLE NOTES

Total principal payments due on non-convertible notes for 2026 through 2029 and thereafter is as follows:

Year ended December 31,
2026	$6,317,767
2027	1,674,900
2028	1,422,975
2029	1,357,973
Thereafter	3,135,313

Total principal payments due on non-convertible notes for 2026 through 2028 and thereafter is as follows:

Year ended December 31,
2026	$7,352,695
2027	1,540,863
2028	1,526,582
2029	1,341,723
Thereafter	3,074,392